Basic and Diluted Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2011	2012	2013
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$166,629	$180,209	$224,754
Denominator
Weighted-average ordinary shares outstanding, basic	115,254,095	116,749,213	117,705,414
Basic earnings per share	$1.45	$1.54	$1.91

Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$166,629	$180,209	$224,754
Denominator
Weighted-average ordinary shares outstanding, basic	115,254,095	116,749,213	117,705,414
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,195,756	3,065,791	2,346,221

Weighted-average ordinary shares outstanding, diluted	118,449,851	119,815,004	120,051,635
Diluted earnings per share	$1.41	$1.50	$1.87